Other liabilities, Provisions and Contingencies	6 Months Ended
Jun. 30, 2025
Other liabilities, Provisions and Contingencies
Other liabilities, Provisions and Contingencies

6. Other liabilities, Provisions and Contingencies

During the six months ended June 30, 2025, the increase of EUR 8,747k in other liabilities and provisions (current and non-current) was primarily due to higher accruals for outstanding invoices mainly related to legal advice and other third-party services provided related to the proposed transaction with BioNTech (refer to Note 1 for further information), partly compensated by the usage of restructuring provisions in an amount of EUR 1,259k recorded as of December 31, 2024, mainly for severance payments related to the strategic restructuring of the organization in 2024.

The corresponding period in 2024 was affected by the Group’s involvement in disputes with former contract manufacturing organizations (CMO) in connection with the adjustment of the Group’s external European manufacturing network after the withdrawal of the EMA dossier for CureVac’s vaccine candidate, CVnCoV.

In April 2022, Celonic Deutschland GmbH & Co.KG initiated arbitration proceedings according to the procedural rules of the German Arbitration Institute against CureVac also requesting payments based on a terminated agreement. The proceedings were decided by final arbitral award in May 2024. The arbitration tribunal granted part of Celonic’s claims (approx. 65%) and rejected part of them (approx. 35%). The award exceeded the amount previously provisioned leading to an additional charge of EUR 17,098k recorded in cost of sales for the six months ended June 30, 2024.

In July 2024, the Company received the last ruling of its three CMO arbitrations. In 2022, Wacker Biotech B.V. (Wacker) initiated arbitration proceedings according to the procedural rules of the German Arbitration Institute against the Company, following the termination of the agreement by CureVac after the withdrawal of the EMA dossier of CVnCoV, the Company's first generation SARS COV - 2 vaccine candidate. The Company defended against Wacker's claims in written submission and the oral hearings. In the final award, the arbitration tribunal awarded 30% of Wacker's claims. The provision related to the Wacker arbitration therefore decreased by EUR 2,091k.

On November 30, 2020, the Company entered into an Advance Purchase Agreement (“APA”) with the European Commission (“EC”), acting on behalf and in the name of all Member States of the European Union, which provided for the advance purchase by the Member States of 225 million doses of the COVID-19 (CVnCoV) vaccine to be allocated among the Member States and the option to purchase up to an additional 180 million doses. Pursuant to the terms of the APA, the Company received an upfront payment of EUR 450,000k. Such upfront payment had to be used solely for the development and commercial supply of CVnCoV. In October 2021, the Company notified the EC of the withdrawal of the regulatory approval application for CVnCoV, which automatically terminated the APA. On July 24, 2024, the EC informed the Company that it has mandated an audit firm to perform an audit on the Company’s implementation of and compliance with the terms and conditions of the APA. The Company believes it has fully complied with the terms of the APA. During June and July 2025, the Company responded to inquiries by and had meetings with the audit firm. Based upon these interactions and in consultation with external legal and financial advisers, management concluded that currently it is not probable that a material repayment of the upfront payment will ultimately be required. In addition, it is currently not practicable to estimate the amount of the related contingent liability. Under the terms of the APA, the EC will deliver to the Company a provisional report which the Company will be able to comment on within a 30-day period. Thereafter, the EC will provide the Company with a final report within an additional 60-day period. If pursuant to the final report the EC seeks to request repayment of a portion of the EUR 450,000k upfront payment which the Company received under the APA and if the Company is not successful in defending themselves and asserting their rights to avoid repayment, such repayment obligations could have a material adverse effect on the Company’s business and financial condition.